Business (Details Narrative) - USD ($)	Nov. 02, 2020	Jul. 14, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents			$ 1,076,248	$ 2,598,864	$ 4,273,012
Common Stock [Member]
Reverse stock split		1-for-6 reverse split
Common Stock [Member] | Underwritting Public Offering [Member] | Subsequent Event [Member]
Estimated gross proceeds from offering of shares	$ 9,375,000